Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers, or our PEOs, and our other named executive officers, or our Other NEOs, as presented in the Summary Compensation Tables for the applicable years, or the SCT Amounts; (ii) the compensation actually paid to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules, or the CAP Amounts; (iii) certain financial performance measures; and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and does not necessarily reflect value actually realized by our executive officers or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. SEC rules require certain adjustments be made to the SCT Amounts to determine compensation actually paid as reported in the Pay Versus Performance Table below. In general, compensation actually paid is calculated by adjusting the SCT Amounts to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The Company does not have a defined benefit plan so no adjustment for pension benefits is included in the table. Similarly, no adjustment is made for dividends as the Company does not pay dividends. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 48.

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO (5)($)	Summary Compensation Table Total for Second PEO (5)($)	Compensation Actually Paid to First PEO (6)($)	Compensation Actually Paid to Second PEO (6)($)	Average Summary Compensation Table Total for Non-PEO NEOs(5)($)	Average Compensation Actually Paid to Non-PEO NEOs(6)($)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net income (loss) ($ millions)(9)	Company Selected Measure(10)

2023(1)	6,237,491	—	3,080,628	—	2,312,755	200,268	$30	$115	(541.5)	N/A

2022(2)	5,705,164	—	3,563,623	—	2,282,416	2,071,551	$53	$111	(532.8)	N/A

2021(3)	58,864,150	—	8,431,100	—	3,024,803	534,653	$59	$125	(457.9)	N/A

2020(4)	826,052	4,670,003	1,265,945	4,698,361	2,718,961	3,077,346	$120	$126	606.1	N/A

(1)	For 2023, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook, Laura Gault, M.D., Ph.D., and Albert Robichaud, Ph.D.
(2)	For 2022, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook and Laura Gault, M.D., Ph.D.
(3)	For 2021, our PEO was Barry E. Greene and our Other NEOs w e re Kimi Iguchi, Christopher Benecchi, Jeffrey M. Jonas, M.D. and Albert Robichaud, Ph.D.
(4)
For 2020, Barry E. Greene was our PEO from December 15, 2020 through December 31, 2020 and is referred to as the First PEO. Jeffrey M. Jonas, M.D. was our PEO from January 1, 2020 through December 14, 2020 and is referred to as the Second PEO. Our Other NEOs were Kimi Iguchi, Michael Cloonan, Anne Marie Cook and Albert Robichaud, Ph.D.

(5)	For the years 2023, 2022, 2021 and 2020, these SCT Amounts are total compensation, as shown in the Summary Compensation Table from the relevant year.
(6)
The SCT Amounts reported for our PEO or PEOs, as applicable, and the average of our Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate compensation actually paid:

First PEO – Barry E. Greene
Year	2020	2021	2022	2023

SCT Amount	$826,052	$58,864,150	$5,705,164	$6,237,491

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(771,858)	(57,615,277)	(4,413,009)	(4,994,865)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,157,954	6,065,298	3,806,807	1,060,858

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-	(473,055)	(1,068,567)	(3,187,101)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	53,797	1,728,189	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	(138,205)	(466,772)	3,964,245

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$1,265,945	$8,431,100	$3,563,623	$3,080,628
Second PEO – Jeffrey M. Jonas, M.D.
Year	2020	2021	2022	2023

SCT Amount	$4,670,003	$ -	$ -	$ -

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,473,072)	-	-	-

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,922,803	-	-	-

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	218,141	-	-	-

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(639,514)	-	-	-

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$4,698,361	$ -	$ -	$ -
Average – Non-PEO NEOs
Year	2020	2021	2022	2023

SCT Amount	$2,718,961	$3,024,803	$2,282,416	$2,312,755

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,021,218)	(2,376,000)	(1,678,713)	(1,475,326)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,625,972	700,815	1,620,274	266,964

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	114,460	(936,801)	(81,245)	(1,067,772)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(360,829)	121,836	(71,181)	163,647

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$3,077,346	$534,653	$2,071,551	$200,268

(7)
Sage TSR for the common stock of the Company assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which TSR is shown.

(8)	The Peer Group TSR is the total stockholder return for the Nasdaq Biotechnology Index.
(9)
The net income shown for the fiscal year 2020 includes an
up-front
amount and payment for shares of our common stock received from Biogen in connection with the effectiveness of the Biogen Collaboration and License Agreement (as defined in the section entitled “Certain Relationships and Related Party Transactions” below).

(10)
The following table lists the four categories of
non-financial
performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our PEO and Other NEOs for 2023 (our most recently completed fiscal year) to company performance. While we utilize these and other performance-based measures to align our executive officer compensation with our performance and potential value creation for our stockholders, including in connection with their annual bonus opportunity and in setting perf0rmance-based milestones for PSUs, as more fully described in Compensation Discussion and Analysis in this Proxy Statement, we do not currently use financial performance measures in setting compensation for our executive officers, and accordingly, a company-selected measure based on financial performance is not included in the pay versus performance table above.

Named Executive Officers, Footnote
(1)	For 2023, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook, Laura Gault, M.D., Ph.D., and Albert Robichaud, Ph.D.
(2)	For 2022, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook and Laura Gault, M.D., Ph.D.
(3)	For 2021, our PEO was Barry E. Greene and our Other NEOs w e re Kimi Iguchi, Christopher Benecchi, Jeffrey M. Jonas, M.D. and Albert Robichaud, Ph.D.
(4)
For 2020, Barry E. Greene was our PEO from December 15, 2020 through December 31, 2020 and is referred to as the First PEO. Jeffrey M. Jonas, M.D. was our PEO from January 1, 2020 through December 14, 2020 and is referred to as the Second PEO. Our Other NEOs were Kimi Iguchi, Michael Cloonan, Anne Marie Cook and Albert Robichaud, Ph.D.

Peer Group Issuers, Footnote			The Peer Group TSR is the total stockholder return for the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote

First PEO – Barry E. Greene
Year	2020	2021	2022	2023

SCT Amount	$826,052	$58,864,150	$5,705,164	$6,237,491

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(771,858)	(57,615,277)	(4,413,009)	(4,994,865)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,157,954	6,065,298	3,806,807	1,060,858

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-	(473,055)	(1,068,567)	(3,187,101)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	53,797	1,728,189	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	(138,205)	(466,772)	3,964,245

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$1,265,945	$8,431,100	$3,563,623	$3,080,628
Second PEO – Jeffrey M. Jonas, M.D.
Year	2020	2021	2022	2023

SCT Amount	$4,670,003	$ -	$ -	$ -

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,473,072)	-	-	-

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,922,803	-	-	-

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	218,141	-	-	-

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(639,514)	-	-	-

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$4,698,361	$ -	$ -	$ -
Average – Non-PEO NEOs
Year	2020	2021	2022	2023

SCT Amount	$2,718,961	$3,024,803	$2,282,416	$2,312,755

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,021,218)	(2,376,000)	(1,678,713)	(1,475,326)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,625,972	700,815	1,620,274	266,964

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	114,460	(936,801)	(81,245)	(1,067,772)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(360,829)	121,836	(71,181)	163,647

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$3,077,346	$534,653	$2,071,551	$200,268

Non-PEO NEO Average Total Compensation Amount			$ 2,312,755	$ 2,282,416	$ 3,024,803	$ 2,718,961
Non-PEO NEO Average Compensation Actually Paid Amount			$ 200,268	2,071,551	534,653	3,077,346
Adjustment to Non-PEO NEO Compensation Footnote

First PEO – Barry E. Greene
Year	2020	2021	2022	2023

SCT Amount	$826,052	$58,864,150	$5,705,164	$6,237,491

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(771,858)	(57,615,277)	(4,413,009)	(4,994,865)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,157,954	6,065,298	3,806,807	1,060,858

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-	(473,055)	(1,068,567)	(3,187,101)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	53,797	1,728,189	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	(138,205)	(466,772)	3,964,245

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$1,265,945	$8,431,100	$3,563,623	$3,080,628
Second PEO – Jeffrey M. Jonas, M.D.
Year	2020	2021	2022	2023

SCT Amount	$4,670,003	$ -	$ -	$ -

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,473,072)	-	-	-

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,922,803	-	-	-

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	218,141	-	-	-

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(639,514)	-	-	-

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$4,698,361	$ -	$ -	$ -
Average – Non-PEO NEOs
Year	2020	2021	2022	2023

SCT Amount	$2,718,961	$3,024,803	$2,282,416	$2,312,755

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,021,218)	(2,376,000)	(1,678,713)	(1,475,326)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,625,972	700,815	1,620,274	266,964

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	114,460	(936,801)	(81,245)	(1,067,772)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-	-

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(360,829)	121,836	(71,181)	163,647

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-	-

CAP Amount	$3,077,346	$534,653	$2,071,551	$200,268

Compensation Actually Paid vs. Total Shareholder Return
The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to th
e
cumulative TSR of our common stock and the Peer Group TSR, as well as the relationship between our TSR and the Peer Group TSR, over the past four years.

Compensation Actually Paid vs. Net Income
The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to net income over the past four years. The net income shown for the fiscal year 2020 includes an up-front
amount and payment for shares of our common stock received from Biogen in connection with the effectiveness of the Biogen Collaboration and License Agreement (as defined in the section entitled “Certain Relationships and Related Party Transactions” below).

Total Shareholder Return Vs Peer Group
The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to th
e
cumulative TSR of our common stock and the Peer Group TSR, as well as the relationship between our TSR and the Peer Group TSR, over the past four years.

Tabular List, Table
(10)
The following table lists the four categories of
non-financial
performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our PEO and Other NEOs for 2023 (our most recently completed fiscal year) to company performance. While we utilize these and other performance-based measures to align our executive officer compensation with our performance and potential value creation for our stockholders, including in connection with their annual bonus opportunity and in setting perf0rmance-based milestones for PSUs, as more fully described in Compensation Discussion and Analysis in this Proxy Statement, we do not currently use financial performance measures in setting compensation for our executive officers, and accordingly, a company-selected measure based on financial performance is not included in the pay versus performance table above.

Strategic Regulatory Milestones

Pre-Launch and Launch Readiness Goals

Research and Development Pipeline Goals

Hiring and Workforce Development Goals

Total Shareholder Return Amount			$ 30	53	59	120
Peer Group Total Shareholder Return Amount			115	111	125	126
Net Income (Loss)			$ (541,500,000)	(532,800,000)	(457,900,000)	606,100,000
Measure:: 1
Pay vs Performance Disclosure
Name			Strategic Regulatory Milestones
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-Launch and Launch Readiness Goals
Measure:: 3
Pay vs Performance Disclosure
Name			Research and Development Pipeline Goals
Measure:: 4
Pay vs Performance Disclosure
Name			Hiring and Workforce Development Goals
Barry E. Greene [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,237,491	5,705,164	58,864,150	826,052
PEO Actually Paid Compensation Amount			$ 3,080,628	$ 3,563,623	$ 8,431,100	1,265,945
PEO Name	Barry E. Greene		Barry E. Greene	Barry E. Greene	Barry E. Greene
Jeffrey M. Jonas, M.D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						4,670,003
PEO Actually Paid Compensation Amount						4,698,361
PEO Name		Jeffrey M. Jonas, M.D.
PEO | Barry E. Greene [Member] | Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,994,865)	$ (4,413,009)	$ (57,615,277)	(771,858)
PEO | Barry E. Greene [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,060,858	3,806,807	6,065,298	1,157,954
PEO | Barry E. Greene [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,187,101)	(1,068,567)	(473,055)
PEO | Barry E. Greene [Member] | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,728,189	53,797
PEO | Barry E. Greene [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,964,245	(466,772)	(138,205)
PEO | Jeffrey M. Jonas, M.D [Member] | Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,473,072)
PEO | Jeffrey M. Jonas, M.D [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,922,803
PEO | Jeffrey M. Jonas, M.D [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						218,141
PEO | Jeffrey M. Jonas, M.D [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(639,514)
Non-PEO NEO | Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,475,326)	(1,678,713)	(2,376,000)	(2,021,218)
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			266,964	1,620,274	700,815	2,625,972
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,067,772)	(81,245)	(936,801)	114,460
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 163,647	$ (71,181)	$ 121,836	$ (360,829)